Net Financial Results	12 Months Ended
Dec. 31, 2021
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Net Financial Results
28.	NET FINANCIAL RESULTS

	2021	2020	2019
Financial income
Interest income	16,880	7,363	7,665
Exchange differences	60,188	92,694	80,490
Financial accretion	10,158	7,546	5,250

Total financial income	87,226	107,603	93,405

Financial loss
Interest loss	(71,870)	(65,821)	(48,136)
Exchange differences	(37,176)	(56,592)	(32,555)
Financial accretion	(23,786)	(16,340)	(10,842)

Total financial costs	(132,832)	(138,753)	(91,533)

Other financial results
Results on financial assets at fair value with changes in results	10,869	3,862	(1,449)
Results from derivative financial instruments	(1,048)	(860)	(293)
Result from net monetary position	12,384	7,828	5,904
Results from transactions with financial assets	—	9,786	—
Result from financial instruments exchange (1)	—	1,330	—
Result from debt exchange (2)	1,855	(2,097)	—

Total other financial results	24,060	19,849	4,162

Total net financial results	(21,546)	(11,301)	6,034

(1)	See Note 6.
(2)	See Note 21.